IFRSs not yet effective	12 Months Ended
Dec. 31, 2023
IFRSs not yet effective
IFRSs not yet effective

4 IFRSs not yet effective

On January 23, 2020 and on October 31, 2022, respectively, the IASB issued the amendments to IAS 1 “Classification of Liabilities as Current or Non-current” and “Non-current Liabilities with Covenants”, which clarify: (i) how to classify debt and other liabilities as current or non-current; and (ii) how to classify, as current or non-current, liabilities with covenants. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2024.

On September 22, 2022, the IASB issued the amendments to IFRS 16 “Lease Liability in a Sale and Leaseback” aimed to clarify the subsequent measurement of lease liabilities arising from sale and leaseback transactions. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2024.

On May 25, 2023, the IASB issued the amendments to IAS 7 “Statement of Cash Flows” and IFRS 7 “Financial Instruments: Disclosures: Supplier Finance Arrangements” aimed to introduce disclosure requirements about supplier finance arrangements (e.g. reverse factoring) that enable investors to assess the effects of those arrangements on the buyer’s liabilities, cash flows and exposure to liquidity risk. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2024.

On August 15, 2023, the IASB issued the amendments to IAS 21 "The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability” aimed, substantially, to require the estimate of a spot exchange rate when a currency is not exchangeable into another currency. The amendments are effective for annual reporting periods beginning on or after January 1, 2025.

Eni is currently reviewing the IFRSs not yet effective in order to determine the likely impact on the Consolidated Financial Statements.